TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of Income/ (loss) before income taxes

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cayman Islands	(784,811)	199,956	(639,136)
PRC	444,368	1,120,667	2,743,467
Other countries	906,815	(230,720)	(127,622)
Income before income taxes	566,372	1,089,903	1,976,709

Schedule of current and deferred positions of income tax expense

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax (expenses)/benefits
PRC	26,473	(280,877)	(867,937)
Other countries	(110,726)	(175,633)	(58,014)
Total current income tax expenses	(84,253)	(456,510)	(925,951)
Deferred tax (expenses)/benefits
PRC	(7,436)	77,741	457,266
Other countries	(86,722)	184,629	(136,593)
Total deferred tax (expenses)/benefits	(94,158)	262,370	320,673
Income tax expenses, net	(178,411)	(194,140)	(605,278)

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	For the year ended December 31,
	2020	2021	2022
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.1	0.1	3.2
—Change in fair value of convertible senior notes and call options	32.0	(4.4)	0.2
—Accrued payroll and welfare expenses	0.4	0.1	0.1
—Change of enacted tax rate	(7.2)	2.1	1.6
—Other non-deductible expenses including tax preferences	(6.6)	(1.8)	3.4
Difference in tax rate of subsidiaries outside the PRC	(3.1)	2.2	3.9
Effect of tax holiday for subsidiaries	(7.8)	(12.9)	(12.1)
Change in valuation allowance	(1.3)	7.4	5.3
Effective tax rate	31.5	17.8	30.6

Schedule of aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The aggregate amount of effect*	44,191	140,235	239,268
Per share effect—basic	0.25	0.74	1.21
Per share effect—diluted **	0.25	0.68	1.19

* Increase of the aggregated amount of effect in 2022 was mainly attributable to more profit generated by the Group’s PRC subsidiaries with preferential tax rates.

**Due to the dilutive impact of call option in 2020, the denominator for diluted earnings per share is less than that for the basic earnings per share (Note 20). Therefore, the Company used the basic denominator for both of the basic and diluted effect to calculate above per share effect of tax holidays in 2020.

Schedule of deferred tax assets/liability

	As of December 31,
	2021	2022
	RMB	RMB
Net operating losses	473,367	529,522
Accrued warranty costs	216,938	373,064
Provision for inventories, accounts receivable, other receivable	101,595	230,019
Timing difference for subsidiary income	15,235	166,857
Other temporary differences	24,953	69,183
Impairment for property, plant and equipment and project assets	100,860	35,491
Total deferred tax assets	932,948	1,404,136
Less: Valuation allowance	(217,124)	(243,141)
Less: Deferred tax liabilities in the same tax jurisdiction	(344,057)	(456,751)
Deferred tax assets	371,767	704,244

Timing difference for project assets, property, plant and equipment	(375,499)	(478,515)
Timing difference for refund of countervailing duties	(144,923)	(90,864)
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	—	(52,173)
Other temporary differences	(6,638)	(30,007)
Total deferred tax liabilities	(527,060)	(651,559)
Less: Deferred tax assets in the same tax jurisdiction	344,057	456,751
Deferred tax liabilities	(183,003)	(194,808)

Schedule of Movement of valuation allowance

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	(144,317)	(136,847)	(217,124)
Current year additions	(37,426)	(88,667)	(216,260)
Utilization and reversal of valuation allowances	44,896	8,390	111,296
Decrease of valuation allowances related to the disposal of a subsidiary	—	—	78,947
At end of year	(136,847)	(217,124)	(243,141)